VIA EDGAR

December 20, 2018

Mr. Ra Be

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

RE:	FSI Low Beta Absolute Return Fund (“Fund”)

File No. 811-22595

Dear Mr. Be:

On behalf of the Fund, transmitted herewith for filing with the U.S. Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “Investment Company Act”), is Pre-Effective Amendment No. 1 to the Fund’s Registration Statement on Form N-2 (the “Registration Statement”).

This Registration Statement has been tagged to indicate paragraphs that include changes made from the Fund’s registration statement on Form N-2, which was filed with the Commission on December 3, 2018. The changes made are primarily in response to Commission comments.

Separately, we have filed a request for acceleration for Friday, December 28, 2018.

If you should have any questions regarding the enclosed information, please contact me directly at (207) 228-7182.

Kind regards,

Edward C. Lawrence